Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share
(15) Earnings Per Common Share

(in millions, except per common share amounts)
	Year Ended December 31,
	2012	2011	2010
Numerator:
Net income	$106.8	$219.6	$157.2

Denominator:
Denominator for basic earnings per common share—weighted average shares	61.5	67.1	70.3
Effect of dilutive securities:
Employee stock based compensation	1.4	2.0	2.4

Denominator for diluted earnings per common share—adjusted weighted average shares	62.9	69.1	72.8

Basic earnings per common share	$1.74	$3.27	$2.23

Diluted earnings per common share	$1.70	$3.18	$2.16

The Company excluded 0.2 million and 0.01 million and 0.03 million shares issuable upon exercise of outstanding stock options for the years ended December 31, 2012, 2011 and 2010, respectively, from the diluted earnings per common share computation because their exercise price was greater than the average market price of Tempur-Pedic International's common stock or they were otherwise anti-dilutive. Holders of non-vested stock-based compensation awards do not have voting rights or rights to receive any dividends on the shares covered by the awards.